Organization and Principal Activities - Schedule of Consolidated Cash Flows Information (Details) - Variable Interest Entities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Cash Flows Information [Line Items]
Net cash used in operating activities	$ (10,504,500)	$ 15,185,225	$ (10,923,345)
Net cash used in investing activities	(465,451)	(16,842,456)	(107,122)
Net cash provided by financing activities	10,612,756	1,322,448	10,757,306
Effect of exchange rate changes	12,698	200,007	(12,435)
Net change in cash, cash equivalents and restricted cash	$ (344,497)	$ (134,776)	$ (285,596)